Note 28 - Quarterly Sales and Earnings Data (Unaudited) (Details) - Quarterly Sales and Earnings Data Ending 2014 - Successor [Member] - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																4 Months Ended	12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
2014
Net revenues from continuing operations	$ 439		$ 425		$ 434		$ 411		$ 514		$ 550		$ 510		$ 472
Gross profit from continuing operations	117		94		84		83		(108)		158		104		90		$ 118	$ 378	$ 460
(Loss) earnings from continuing operations	30	[1]	(6)		(15)		(37)		(25)	[2]	47		(44)		(35)
(Loss) earnings from discontinued operations	(7)	[3]	(15)	[3]	(8)	[3]	(17)	[3]	(14)	[3]	(29)	[3]	(17)	[3]	1	[3]	4	(8)	4
Net earnings (loss) attributable to Eastman Kodak Company	$ 24		$ (22)		$ (24)		$ (58)		$ (42)		$ 17		$ (62)		$ (36)		$ (81)	$ (80)	$ (123)
Basic net (loss) earnings per share attributable to Eastman Kodak Company
Continuing operations									$ (0.67)		$ 1.10		$ (1.08)		$ (0.88)
Discontinued operations									(0.33)		(0.69)		(0.41)		0.02
Total									(1.00)		0.41		(1.49)		(0.86)
Diluted net (loss) earnings per share attributable to Eastman Kodak Company
Continuing operations									(0.67)		1.06		(1.08)		(0.88)
Discontinued operations									(0.33)		(0.67)		(0.41)		0.02
Total									$ (1.00)		$ 0.39		$ (1.49)		$ (0.86)

[1]	Includes $16 million pre-tax benefit from the change in U.S. vacation benefits, which increased net earnings from continuing operations by $16 million.
[2]	Includes pre-tax charge of $16 million from the remeasurement of the Venezuelan subsidiary monetary assets and liabilities, which decreased net earnings from continuing operations by $16 million.
[3]	Refer to Note 27, “Discontinued Operations”, in the Notes to Financial Statements for a discussion regarding discontinued operations.